Accounts Receivable - Net - Schedule of Maximum Exposure to Credit Risk Relating to Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 440,019	$ 537,118
Trade Accounts Receivable Aging Within One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	326,405	424,060
Trade Accounts Receivable Aging Greater Than One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	99,605	72,954
Trade Receivables
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 426,010	$ 497,014